Note 8 - Borrowings (Details) - Federal Home Loan Bank Advances (USD $)	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Advances	$ 60,350,000	$ 52,350,000
Federal Home Loan Bank Advances Weighted Average Rate	2.00%	2.26%
Federal Home Loan Bank Advances Maturing in 2015 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Advances	8,250,000	250,000
Federal Home Loan Bank Advances Weighted Average Rate	0.41%	4.66%
Federa lHome Loan Bank Advances Maturing in 2018 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Advances	50,000,000	50,000,000
Federal Home Loan Bank Advances Weighted Average Rate	2.14%	2.14%
Federal Home Loan Bank Advances Maturing in 2019 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Advances	$ 2,100,000	$ 2,100,000
Federal Home Loan Bank Advances Weighted Average Rate	4.87%	4.87%